Pension and Other Postretirement Benefits, Weighted Average Assumptions Used to Determine Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Plans [Member]
Benefit obligations [Abstract]
Discount rate	3.78%	4.40%
Rate of compensation increase	3.50%	3.50%
Pension Plans [Member] | U.S. [Member]
Benefit obligations [Abstract]
Rate of compensation increase	3.50%	3.50%
Assumptions used to determine net periodic benefit cost, weighted average discount rate	3.81%	4.45%
Pension Plans [Member] | Canada [Member]
Benefit obligations [Abstract]
Rate of compensation increase	3.50%	3.50%
Assumptions used to determine net periodic benefit cost, weighted average discount rate	3.39%	3.79%
Postretirement Benefit Plans [Member]
Benefit obligations [Abstract]
Discount rate	3.59%	4.05%
Postretirement Benefit Plans [Member] | U.S. [Member]
Benefit obligations [Abstract]
Assumptions used to determine net periodic benefit cost, weighted average discount rate	3.63%	4.11%
Postretirement Benefit Plans [Member] | Canada [Member]
Benefit obligations [Abstract]
Assumptions used to determine net periodic benefit cost, weighted average discount rate	3.33%	3.64%